Stockholders' Equity (Deficit)	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2020
Equity [Abstract]
Stockholders' Equity (Deficit)

NOTE 8 – STOCKHOLDERS’ EQUITY (DEFICIT)

Preferred Stock

We are authorized to issue up to 50,000,000 shares of preferred stock with a par value of $0.001 and our Board of Directors has the authority to issue one or more classes of preferred stock with rights senior to those of common stock and to determine the rights, privileges and preferences of that preferred stock.

As of December 31, 2019 and March 31, 2019 we had no preferred stock issued or outstanding.

Common Stock

During the nine months ended December 31, 2019, we issued 59,215,648 shares of common stock in exchange for net proceeds of $825,000.

In conjunction with the sale of common stock during the year ended March 31, 2018, we provided a guarantee to certain individuals such that we would issue additional shares of our common stock if the average closing price of our common stock fell below $0.02 per share on the 20 days preceding the 18-month anniversary of the date the shares were originally sold. As a result of this guarantee, we had recorded $626,388 in accounts payable and accrued liabilities on our balance sheet as of March 31, 2018. During the year ended March 31, 2019, the 18-month anniversary passed without the common stock falling below the set threshold, therefore, we were released from the guarantee, and we increased additional paid-in capital by $525,000 to remove the previously recorded offering costs. During the nine months ended December 31, 2019, the 18-month anniversary passed without the common stock falling below the set threshold, therefore, we were released from the guarantee, and we increased additional paid-in capital by $101,387 to remove the previously recorded offering costs.

Also during the nine months ended December 31, 2019, we issued 241,000,000 shares of common stock, valued at $3,865,500 based on the market value on the day of issuance, to multiple employees for services and compensation, which is subject to forfeiture if the employee is not in good standing at the time the shares are fully vested. Of the $3,865,500 value we recognized $1,844,639 as an expense during the nine months ending December 31, 2019 and the remaining $2,020,861 will be recognized ratably over the vesting term. In addition to the shares issued to employees, we also issued an additional 285,618,592 shares of common stock, valued at $831,800 based on the market value on the day of issuance, for services.

During the nine months ended December 31, 2019 we repurchased 5,150 shares of common stock for $102 and we cancelled 22,500,000 shares that were returned in accordance with the terms of a Convertible Promissory Note (see Note 6), reducing common stock by $22,500 and increasing additional paid in capital by the same. We also cancelled 200,000,000 shares returned in conjunction with the termination of a Joint Venture Agreement entered into in March of 2019, reducing common stock by $200,000, reducing additional paid in capital by $3,180,000, offset with a reduction in our prepaid asset of $3,380,000. During the nine months ended December 31, 2019 we recorded a beneficial conversion feature of $1,000,000 related to a convertible promissory note entered into with a related party (see Note 5).

As of December 31, 2019 and March 31, 2019, the Company had 3,003,490,408 and 2,640,161,318 shares of common stock issued and outstanding, respectively.

Employee Stock Options

The nonqualified plan adopted in 2007 authorized 65,000 shares, of which 47,500 had been granted as of March 31, 2018. The qualified plan adopted in October of 2008 authorizes 125,000 shares and was approved by a majority of our shareholders on September 16, 2009. As of March 31, 2018, 42,500 shares had been granted under the 2008 plan. Effective April 1, 2018 we cancelled both the 2007 and 2008 plans, as well as any shares that were allocated under the plans and were not yet issued.

The following table summarizes the changes in employee stock options outstanding and the related prices for the shares of our common stock issued to employees under two employee stock option plans:

Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Life (years)	Value
Options outstanding at March 31, 2018	35,000	$10.00	1.51	$-
Granted	-	$-
Exercised	-	$-
Canceled / expired	-	$-
Options outstanding at March 31, 2019	35,000	$10.00	0.51	$-
Granted	-	$-
Exercised	-	$-
Canceled / expired	(35,000)	$10.00
Options outstanding at December 31, 2019	-	$-	-	$-
Options exercisable at December 31, 2019	-	$-	-	$-

Stock-based compensation expense in connection with options granted to employees for the three months ended December 31, 2019 and 2018, was $0.

Warrants

The following table summarizes the warrants outstanding and the related prices for the shares of our common stock as of December 31, 2019:

	Warrants Outstanding			Warrants Exercisable
Weighted
		Average	Weighted		Weighted
		Remaining	Average		Average
Exercise	Number	Contractual	Exercise	Number	Exercise
Price	Outstanding	Life (Years)	Price	Exercisable	Price
$1.50	125,000	0.46	$1.50	125,000	$1.50

Transactions involving our warrant issuance are summarized as follows:

		Weighted
	Number of	Average
	Shares	Exercise Price
Warrants outstanding at March 31, 2018	6,169,497	$1.50
Granted / restated	-	$-
Canceled	-	$-
Expired	(1,117,000)	$1.48
Warrants outstanding at March 31, 2019	5,052,497	$1.50
Granted	-	$-
Canceled	-	$-
Expired	(4,927,497)	$1.50
Warrants outstanding at December 31, 2019	125,000	$1.50

NOTE 10 – STOCKHOLDERS’ EQUITY

Preferred Stock

We are authorized to issue up to 50,000,000 shares of preferred stock with a par value of $0.001 and our board of directors has the authority to issue one or more classes of preferred stock with rights senior to those of common stock and to determine the rights, privileges, and preferences of that preferred stock.

During the year ended March 31, 2020 our Board of Directors approved the designation of 2,000,000 of the Company’s shares of preferred stock as Series B Convertible Preferred Stock. Our Series B Convertible Preferred Stock holders are entitled to 500 votes per share, are entitled to receive cumulative dividends at the annual rate of 12% per annum of the liquidation price, equal to $1.20 per share, and can convert one Series B Preferred Stock share into 500 shares of our common stock. As of March 31, 2020 and 2019, we had no preferred stock issued or outstanding.

Common Stock Transactions

During the year ended March 31, 2020, we issued 59,215,648 shares of common stock in exchange for net proceeds of $825,000. Effective March 31, 2020 we entered into a settlement agreement to issue 200,000,000 shares of our common stock to repay a $3,600,000 convertible promissory note and $500,000 worth of short-term advances, for a total of $4,100,000 worth of related party debt settled (see Note 6).

During the year ended March 31, 2020 we issued 522,000,000 shares of common stock, valued at $4,561,500 based on the market value on the day of issuance, to multiple employees for services and compensation, which is subject to forfeiture if the employee is not in good standing at the time the shares are fully vested, or in some cases, if certain milestones are not met. Of the $4,561,500 value we recognized $2,836,843 as an expense during the year ending March 31, 2020 and the remaining $1,724,657 will be recognized ratably over the vesting term. In addition to the shares issued to employees, we also issued an additional 15,618,592 shares of common stock, valued at $261,800 based on the market value on the day of issuance, for services.

During the year ended March 31, 2020 we repurchased 5,150 shares of common stock for $102 and we cancelled 22,500,000 shares that were returned in accordance with the terms of a Convertible Promissory Note (see Note 6), reducing common stock by $22,500 and increasing additional paid in capital by the same. We also cancelled 200,000,000 shares returned in conjunction with the termination of a Joint Venture Agreement entered into in March of 2019, reducing common stock by $200,000, reducing additional paid in capital by $3,180,000, offset with a reduction in our prepaid asset of $3,380,000. During the year ended March 31, 2020 we recorded a beneficial conversion feature of $1,000,000 related to a convertible promissory note entered into with a related party (see Note 6).

In conjunction with the sale of common stock during the year ended March 31, 2018, we provided a guarantee to certain individuals such that we would issue additional shares of our common stock if the average closing price of our common stock fell below $0.02 per share on the 20 days preceding the 18-month anniversary of the date the shares were originally sold. As a result of this guarantee, we had recorded $626,388 in accounts payable and accrued liabilities on our balance sheet as of March 31, 2018. During the year ended March 31, 2019, the 18-month anniversary passed without the common stock falling below the set threshold, therefore, we were released from the guarantee, and we increased additional paid-in capital by $525,000 to remove the previously recorded offering costs. During the year ended March 31, 2020, the 18-month anniversary passed without the common stock falling below the set threshold, therefore, we were released from the guarantee, and we increased additional paid-in capital by $101,387 to remove the previously recorded offering costs.

During the year ended March 31, 2019, we issued 50,000,000 shares of common stock for the acquisition of United Games, LLC and United League, LLC (see Note 5). We also issued 1,000,000 shares of common stock in August and 1,000,000 shares of common stock in March, valued at $10,000 and $17,600, respectively, based on the market price on the day of issuance, to an employee for compensation. The shares are subject to forfeiture if the employee is not in good standing six months after the date of issuance. During the year ended March 31, 2019, the $10,000 was recognized as expense and of the $17,600 we recognized $2,933 as an expense and $14,667 was recorded as a prepaid asset. Also during the year ended March 31, 2019, we issued 400,000,000 shares of common stock with a value of $6,760,000 based on the market price on the date of issuance, for an agreement to partner with a third party to generate future revenues. The 400,000,000 shares are subject to forfeiture for five years from the date of issuance, such that shares will be deemed earned upon meeting certain milestones. We are recognizing the expense ratably over the five-year term and recorded $96,307 in expense during the year ended March 31, 2019, while recording $6,663,693 as a prepaid asset as of March 31, 2019. During the year ended March 31, 2019, we entered into a common stock purchase agreement that provides cash of $1,000,000 in exchange for shares of our common stock. In conjunction with that agreement, we issued 3,000,000 shares of common stock that was accounted for as offering costs, increasing common stock by $3,000 and decreasing additional paid-in capital by $3,000, to offset any proceeds from the future equity transactions resulting from the agreement. During the year ended March 31, 2019, we issued 22,500,000 shares as a commitment fee in conjunction with a debt arrangement, whereby the shares were valued at $69,871 based on the allocation of debt proceeds (see Note 7). Also during the year ended March 31, 2019, we repurchased 7,000,000 shares of common stock for $91,000.

As of March 31, 2020 and 2019, we had 3,214,490,408 and 2,640,161,318 shares of common stock issued and outstanding, respectively.

Employee Stock Options

The nonqualified plan adopted in 2007 authorizes 65,000 shares, of which 47,500 have been granted as of March 31, 2020. The qualified plan adopted in October of 2008 authorizes 125,000 shares and was approved by a majority of our shareholders on September 16, 2009. As of March 31, 2020, 42,500 shares have been granted under the 2008 plan. During the year ended March 31, 2020 all previously outstanding options expired and no new options were granted.

The following table summarizes the changes in employee stock options outstanding and the related prices for the shares of our common stock issued to employees under two employee stock option plans:

Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Life (years)	Value
Options outstanding at March 31, 2018	35,000	$10.00	1.51	$-
Granted	-	$-
Exercised	-	$-
Canceled / expired	-	$-
Options outstanding at March 31, 2019	35,000	$10.00	0.51	$-
Granted	-	$-
Exercised	-	$-
Canceled / expired	(35,000)	$10.00
Options outstanding at March 31, 2020	-	$-	-	$-
Options exercisable at March 31, 2020	-	$-	-	$-

Stock-based compensation expense in connection with options granted to employees for the year ended March 31, 2020 and 2019, was $0.

Warrants

During the year ended March 31, 2020 all previously outstanding warrants expired and no new warrants were granted. Transactions involving our warrants are summarized as follows:

		Weighted
	Number of	Average
	Shares	Exercise Price
Warrants outstanding at March 31, 2018	6,169,497	$1.50
Granted / restated	-	$-
Canceled	-	$-
Expired	(1,117,000)	$(1.48)
Warrants outstanding at March 31, 2019	5,052,497	$1.50
Granted	-	$-
Canceled	-	$-
Expired	(5,052,497)	$(1.50)
Warrants outstanding at March 31, 2020	-	$-